Receivables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract] [Standard Label]
Accounts receivable	$ 0	$ 8,680	$ 46,592
Goods and Services Tax (GST) receivable	$ 10,250
Allowance for doubtful accounts		2,700	6,100
GST receivable		9,542
GST receivables		$ 9,542	$ 14,157